RECENT ACCOUNTING PRONOUNCEMENTS - Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress	$ 34,705	$ 71,339	$ 59,437	$ 17,951
Other current assets	2,729	6,526	5,359	3,084
Accrued expenses	42,529	75,745	37,031	38,208
Retained earnings (deficit)	$ 8,018	$ (155,146)	(295,118)	(289,134)
Balance without ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress			91,287		$ 38,254
Other current assets					13
Accrued expenses			37,990		38,809
Retained earnings (deficit)			(269,637)		(272,503)
Adjustments for ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings (deficit)				$ (16,600)
Adjustments for ASC 606 | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress			(31,850)		(20,303)
Other current assets			5,410		3,071
Accrued expenses			(959)		(601)
Retained earnings (deficit)			$ (25,481)		$ (16,631)